INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 17,483	$ 14,484
Work in process	122	118
Finished goods	23,043	21,473
Total inventories	$ 40,648	$ 36,075